Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Trade And Other Payables
Trade payables		₨ 1,146,789	₨ 1,116,599
Accrued expenses		488,527	316,187
Refund and other payables		972,771	743,567
Total		2,608,087	2,176,353
Current	$ 31,295	2,608,087	2,176,353
Non-current
Total		₨ 2,608,087	₨ 2,176,353